Financial assets and liabilities, Other Financing (Details)	12 Months Ended
	Dec. 31, 2024 MXN ($) ExtensionOption	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Oct. 02, 2023 MXN ($)	Sep. 25, 2023	Jun. 30, 2023 MXN ($)	Apr. 30, 2023 MXN ($)	Mar. 31, 2023 MXN ($)	Aug. 02, 2022 MXN ($)	Jul. 14, 2022	Jan. 31, 2022 MXN ($)	Jun. 19, 2021 MXN ($)	Jan. 31, 2021 MXN ($)	Aug. 22, 2019 USD ($)	Nov. 26, 2018 MXN ($)	Oct. 11, 2018 MXN ($)
Other Financing [Abstract]
Short-term	$ 102,388,000				$ 64,139,000
Long-term	374,660,000				12,374,000
Debt amount	$ 477,048,000				76,513,000
Maturity date	December 2026
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 40,900,000
Interest rate	12.00%	12.00%
Maturity date	November 2019
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount																		$ 28,000,000
Interest rate																		12.90%
Maturity date	October 2021
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Maturity date	January 2022
Grace period	3 months
Number of grace period options | ExtensionOption	2
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount														$ 19,900,000
Interest rate														12.90%
Maturity date	June 2024
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 4 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount											$ 15,400,000
Interest rate											13.00%
Maturity date	December 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 25,500,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 45,800,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 34,600,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 21,600,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 5 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 8,400,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	September 2024
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount																	$ 20,000,000
Variable rate basis	28-day TIIE
Basis points																	5.50%
Maturity date	November 2023
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period	6 months
INPIASA, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount	$ 15,700,000
Variable rate basis	28-day TIIE
Basis points	4.50%	4.50%
Maturity date	August 2021
INPIASA, S.A. de C.V. [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Maturity date	December 2024
Others Investors [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 6,000,000
Interest rate	15.00%	15.00%
Maturity date	October 2020
Others Investors [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount															$ 1,000,000
Interest rate															0.25%
Maturity date	October 2023
Others Investors [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 5,061,000,000
Interest rate	15.00%	15.00%
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 607,800
Interest rate	6.84%	6.84%
Maturity date	March 2024
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period	3 months
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 201,600
Interest rate	6.13%	6.13%
Maturity date	October 2024
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member] | Covid-19 [Member]
Other Financing [Abstract]
Grace period	3 months
Hewlett Packard [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 86,600
Interest rate	5.96%	5.96%
Maturity date	March 2025
Hewlett Packard [Member] | Line of Credit - 4 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 96,900
Interest rate	7.16%	7.16%
Maturity date	April 2025
Hewlett Packard [Member] | Line of Credit - 5 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 252,100
Interest rate	4.58%	4.58%
Maturity date	August 2025
Hewlett Packard [Member] | Line of Credit - 6 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 43,300
Interest rate	5.14%	5.14%
Maturity date	December 2025
Hewlett Packard [Member] | Line of Credit - 7 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount		$ 385,000
Interest rate	4.76%	4.76%
Maturity date	December 2025
Hewlett Packard [Member] | Line of Credit - 8 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate												0.25%
Term of debt	1 year
Hewlett Packard [Member] | Line of Credit - 9 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate							0.25%
Maturity date	March 31, 2027
Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Non Regulated Entity [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount										$ 7,700,000
Interest rate										13.50%
Maturity date	March 2024
Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Non Regulated Entity [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 11,600,000
Interest rate									13.50%
Maturity date	April 2024
Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Non Regulated Entity [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount								$ 5,651,000
Interest rate								13.50%
Maturity date	June 2024
Excavsa, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 3,000,000
Interest rate						2.00%
Maturity date	October 2, 2024
Grupo MSQR, S.A.P.I. de C.V. SOFOM [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 18,000
Interest rate			2.00%
Maturity date	March 2025
PNC, Bank, N.A. [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount																$ 860,000
Interest rate																4.40%
Maturity date	July 2024
Atrafin LLC [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount				$ 2,300,000
Interest rate				6.89%
Bancomext, S.N.C. [Member] | Line of Credit - 1 [Member] | SOFR [Member]
Other Financing [Abstract]
Debt amount		$ 16,800,000
Interest rate	85.00%	85.00%
Basis points	0.0235%	0.0235%
Maturity date	2034
Payable in Mexican Pesos [Member]
Other Financing [Abstract]
Short-term	$ 75,777,000				54,802,000
Long-term	147,000				324,000
Short-term interest payable	11,544,000				4,942,000
Long-term interest payable	0				0
Payable in Mexican Pesos [Member] | Daimler Financial Services Mexico, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term	320,000				6,720,000
Long-term	0				0
Payable in Mexican Pesos [Member] | Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term	0				3,000,000
Long-term	0				0
Payable in Mexican Pesos [Member] | INPIASA, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	0				202,000
Long-term	0				0
Payable in Mexican Pesos [Member] | Others Investors [Member]
Other Financing [Abstract]
Short-term	11,711,000				11,711,000
Long-term	0				0
Payable in Mexican Pesos [Member] | Hewlett Packard [Member]
Other Financing [Abstract]
Short-term	192,000				159,000
Long-term	$ 147,000				324,000
Payable in Mexican Pesos [Member] | Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount													$ 622,500
Interest rate													9.87%
Maturity date	December 2025
Payable in Mexican Pesos [Member] | Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate												11.20%
Maturity date	September 2026
Payable in Mexican Pesos [Member] | Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Non Regulated Entity [Member]
Other Financing [Abstract]
Short-term	$ 34,010,000				25,068,000
Long-term	0				0
Payable in Mexican Pesos [Member] | Excavsa, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	0				3,000,000
Long-term	0				0
Payable in Mexican Pesos [Member] | Grupo MSQR, S.A.P.I. de C.V. SOFOM [Member]
Other Financing [Abstract]
Short-term	18,000,000				0
Long-term	0				0
Payable in US Dollars [Member]
Other Financing [Abstract]
Short-term	26,611,000				9,337,000
Long-term	374,513,000				12,050,000
Short-term interest payable	0				48,000
Long-term interest payable	0				0
Payable in US Dollars [Member] | Hewlett Packard [Member]
Other Financing [Abstract]
Short-term	9,423,000				6,383,000
Long-term	5,968,000				12,050,000
Payable in US Dollars [Member] | PNC, Bank, N.A. [Member]
Other Financing [Abstract]
Short-term	0				2,906,000
Long-term	0				0
Payable in US Dollars [Member] | Atrafin LLC [Member]
Other Financing [Abstract]
Short-term	6,820,000				0
Long-term	33,323,000				0
Payable in US Dollars [Member] | Bancomext, S.N.C. [Member]
Other Financing [Abstract]
Short-term	10,368,000				0
Long-term	$ 335,222,000				$ 0